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                     METROPOLITAN LIFE SEPARATE ACCOUNT E

               PREFERENCE PREMIER(R) VARIABLE ANNUITY CONTRACTS
         ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY (OFFERED ON AND
                            AFTER OCTOBER 7, 2011)

                        SUPPLEMENT DATED JULY 15, 2013
                                      TO
             THE PROSPECTUS DATED APRIL 29, 2013 (AS SUPPLEMENTED)

This supplement describes changes to the optional GMIB Max II, III and IV and EDB Max II, III and IV optional benefits that will be effective for the following variable annuity contracts issued by Metropolitan Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If You would like another copy of the prospectus, if purchased through a MetLife sales representative, write to us at P.O. Box 10342, Des Moines, IA 50306-0342 (Attention: Fulfillment Unit-Preference Premier) or call us at (800) 638-7732 to request a free copy. If purchased through a New England Financial(R) (NEF) sales representative, write to us at P.O. Box 14594, Des Moines, IA 50306-0342 or call us at (800) 435-4117 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus. Certain optional benefits described in this supplement may not have been offered for your Contract or may not have been available at the time your Contract was issued.

I. GMIB MAX II, III AND IV - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If you elected the GMIB Max II, III or IV optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Administrative Office in Good Order, before the close of the New York Stock Exchange on August 9, 2013. Please see "Your Investment Choices - Investment Allocation Restrictions For Certain Optional Benefits - Restrictions on Subsequent Purchase Payments - GMIB Max and EDB Max - Potential Restrictions on Subsequent Purchase Payments" in the prospectus. (As described in the prospectus under "Current Restrictions on Subsequent Purchase Payments," certain Contracts issued with the GMIB Max II optional benefit are already subject to restrictions on subsequent purchase payments. Those Contracts are not affected by the change described in this supplement.)

We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "When We Can Cancel Your Contract" section of the prospectus; or (b) the optional benefit charge is greater than your Account Value.

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II. EDB MAX II, III AND IV - RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS

If you elected the EDB Max II, III or IV optional benefit, we will not accept subsequent purchase payments from you after the close of the New York Stock Exchange on August 9, 2013. However, we will accept a subsequent purchase payment received after August 9, 2013 if the purchase payment was initiated by paperwork for a direct transfer or an exchange under Section 1035 of the Internal Revenue Code that we accepted, and which was received by our Administrative Office in Good Order, before the close of the New York Stock Exchange on August 9, 2013. Please see "Your Investment Choices - Investment Allocation Restrictions For Certain Optional Benefits - Restrictions on Subsequent Purchase Payments - GMIB Max and EDB Max - Potential Restrictions on Subsequent Purchase Payments" in the prospectus. (As described in the prospectus under "Current Restrictions on Subsequent Purchase Payments," certain Contracts issued with the EDB Max II optional benefit are already subject to restrictions on subsequent purchase payments. Those Contracts are not affected by the change described in this supplement.)

We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Value is below the minimum described in the "When We Can Cancel Your Contract" section of the prospectus; or (b) the optional benefit charge is greater than your Account Value.

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

MetLife
P.O. Box 10342
Des Moines, IA 50306-0342
(If purchased through a MetLife sales representative)
Telephone: (800) 638-7732

MetLife
P.O. Box 14594
Des Moines, IA 50306-0342
(If purchased through a NEF sales representative)
Telephone: (800) 435-4117

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